Organization and Business Description (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Business Description [Abstract]
Schedule of Subsidiaries and Variable Interest Entities

The consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
Subsidiaries
Global Mentor Board Information Technology Limited (“GMB HK”)	March 22, 2019	HK	100% by the Company	Holding company
Alchemistica Inc. (“Alchemistica”)	August 5, 2025	The U.S.	71% by the Company	Business development on lithium battery materials
Beijing Mentor Board Union Information Technology Co, Ltd. (“GIOP BJ”)	June 3, 2019	PRC	100% by the Company	Holding company of GIOP BJ
Shidong Cloud (Beijing) Education Technology Co., Ltd (“Shidong Cloud”)	December 22, 2021	PRC	75% by the Company	Educational consulting
SDH (HK) New Energy Tech Co., Ltd. (“SDH New Energy”)	October 8, 2021	HK	100% by the Company	Holding company
Zhuhai (Zibo) Investment Co., Ltd. (“Zhuhai Zibo”)	October 15, 2021	PRC	100% by the Company	New energy investment
Zhuhai (Guizhou) New Energy Investment Co., Ltd. (“Zhuhai Guizhou”)	November 23, 2021	PRC	100% by the Company	New energy investment
Sunrise (Guizhou) New Energy Materials Co., Ltd. (“Sunrise Guizhou”)	November 8, 2021	PRC	39.35% by the Company, and 1.45% by the VIE	Manufacture of lithium battery materials
Guizhou Sunrise Technology Co., Ltd. (“Sunrise Tech”)	September 1, 2011, acquired through an asset acquisition on July 7, 2022	PRC	39.35% by the Company, and 1.45% by the VIE	Manufacture of lithium battery materials
Sunrise (Guxian) New Energy Materials Co., Ltd. (“Sunrise Guxian”)	April 26, 2022	PRC	20.07% by the Company, and 0.74% by the VIE	Manufacture of lithium battery materials
Guizhou Sunrise Technology Innovation Research Co., Ltd. (“Innovation Research”)	December 13, 2022	PRC	39.35% by the Company, and 1.45% by the VIE	Research and development
Shenzhen Sunrise Yitan New Energy Technology Co., Ltd. (“Sunrise Yitan”)	June 24, 2024	PRC	25.58% by the Company, and 0.94% by the VIE	Research and development of Sodium-ion battery
Shenzhen Sunrise Suiyuan New Materials Technology Co., Ltd. (“Sunrise Suiyuan”)	June 24, 2024	PRC	25.58% by the Company, and 0.94% by the VIE	Research and development of silicon carbon battery
Guizhou Chenhui Trading Co., Ltd. (“Sunrise Chenhui”)	March 25, 2024	PRC	39.35% by the Company and 1.45% by the VIE	Sales of lithium battery materials
Guizhou Yihui New Energy Co., Ltd.	October 10, 2024	PRC	39.35% by the Company, and 1.45% by the VIE, disposal in January 2026	Sales of lithium battery materials
Sunrise Anhui New Energy Materials Co., Ltd. (Sunrise Anhui )	January 21, 2025	PRC	39.35% by the Company, and 1.45% by the VIE	Production of lithium battery materials
Variable Interest Entity (“VIE”) and subsidiaries of VIE
Global Mentor Board (Zibo) Information Technology Co., Ltd. (“SDH” or “VIE”)	December 5, 2014	PRC	N/A	Knowledge sharing and enterprise service platform provider
Global Mentor Board (Hangzhou) Technology Co., Ltd. (“GMB (Hangzhou)”)	November 1, 2017	PRC	100% by the VIE	Consulting, training and tailored services provider
Global Mentor Board (Shanghai) Enterprise Management Consulting Co., Ltd. (“GMB Consulting”)	June 30, 2017	PRC	51% by the VIE	Consulting services provider
Shanghai Voice of Seedling Cultural Media Co., Ltd. (“GMB Culture”)	June 22, 2017	PRC	51% by the VIE	Cultural and artistic exchanges and planning, conference services provider
Shidong (Beijing) Information Technology Co., LTD. (“GMB (Beijing)”)	June 19, 2018	PRC	51% by the VIE	Information technology services provider
Mentor Board Voice of Seeding (Shanghai) Cultural Technology Co., Ltd. (“GMB Technology”)	August 29, 2018	PRC	30.6% by the VIE	Technical services provider
Shidong Zibo Digital Technology Co., Ltd. (“Zibo Shidong”)	October 16, 2020	PRC	100% by the VIE	Technical services provider
Shanghai Jiagui Haifeng Technology Co., Ltd. (“Jiagui Haifeng”)	November 29, 2021	PRC	Disposed in March 2023	Business incubation services provider
Shanghai Nanyu Culture Communication Co., Ltd. (“Nanyu Culture”)	July 27, 2021	PRC	Deregistered in July 2023	Enterprise information technology integration services provider
Beijing Mentor Board Health Technology Co., Ltd (“GMB Health”)	January 7, 2022	PRC	100% by the VIE	Health services
Shidong Yike (Beijing) Technology Co., Ltd. (“Shidong Yike”)	July 16, 2021	PRC	100% by the VIE	Health services
Shanghai Yuantai Fengdeng Agricultural Technology Co., Ltd. (“Yuantai Fengdeng”)	March 4, 2022	PRC	Deregistered in April 2023	Agricultural technology service
Guizhou Yuanneng Zhihui Enterprise Management Partnership Enterprise (Limited Partnership) (“Guizhou Yuanneng”)	April 1, 2024	PRC	94% by the VIE	Holding company

Schedule of Financial Statements of the VIE and VIE’s subsidiaries

The following financial statements of the VIE and VIE’s subsidiaries were included in the consolidated financial statements as of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023:

	As of December 31,
	2025	2024
Cash and cash equivalents	$66,439	$176,235
Restricted cash	5,639	-
Accounts receivable, net	2,778,887	232,652
Notes receivable	-	1,933
Inventories	4,862	4,658
Due from related parties	690,275	385,537
Prepaid expenses and other current assets	1,641,308	526,676
Total current assets	5,187,410	1,327,691

Long-term prepayments and other non-current assets		-
Plant, property and equipment, net	2,394,098	2,440,004
Intangible assets, net	21,399	23,539
Long-term investments	2,246,307	2,007,957
Total non-current assets	4,661,804	4,471,500

Total assets	$9,849,214	$5,799,191

Accounts payable	$510,514	$2,744,054
Deferred revenue	841,219	1,763,831
Deferred government subsidy	2,859,962	2,739,989
Income taxes payable	500,820	488,626
Due to related parties	163,426	170,270
Accrued expenses and other current liabilities	406,554	357,733
Total current liabilities	5,282,495	8,264,503

Total liabilities	$5,282,495	$8,264,503

Schedule of Income Statement
	For the years ended December 31,
	2025	2024	2023
Total net revenues	$284,133	$683,414	$656,113
Net loss	$(1,194,100)	$(1,362,215)	$(3,697,384)

Schedule of Cash Flow
	For the years ended December 31,
	2025	2024	2023
Net cash (used in) provided by operating activities	$(1,349,922)	$2,305,030	$(423,730)
Net cash (used in) provided by investing activities	$(789,312)	$693,138	-
Net cash (used in) provided by financing activities	$(13,913)	$(199,832)	$400,000